UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, LP
           --------------------------------------------------
Address:   100 Wilshire Blvd., Suite 1830
           --------------------------------------------------
           Santa Monica, CA  90401
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler          Santa Monica, CA          2/13/04
   --------------------------   ------------------------------  ----------
           [Signature]                    [City, State]           [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             68
                                               -------------

Form 13F Information Table Value Total:          $172,142
                                               -------------
                                               (in thousands)


List of Other Included Managers:
1. Ivory Opportunity Advisors, LLC
2. Ivory Capital Advisors, LLC
3. FrontPoint Partners, LLC


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number            Name


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


                                                      Form 13F INFORMATION TABLE


            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ANTHEM INC                        COM            03674B104    4,034    53,780          SOLE                53,780     0         0
ARAMARK CORP                      CL B           038521100    1,474    53,768          SOLE                53,768     0         0
BROCADE COMMUNICATIONS SYS I      COM            111621108      932   161,310          SOLE               161,310     0         0
CELESTICA INC                     SUB VTG SHS    15101Q108    2,431   161,340          SOLE               161,340     0         0
CENDANT CORP                      COM            151313103    2,395   107,560          SOLE               107,560     0         0
COMCAST CORP NEW                  CL A SPL       20030N200    3,365   107,550          SOLE               107,550     0         0
CONCURRENT COMPUTER CORP NEW      COM            206710204      705   161,304          SOLE               161,304     0         0
DIAGEO P L C                      SPON ADR NEW   25243Q205    2,843    53,780          SOLE                53,780     0         0
FIDELITY NATL FINL INC            COM            316326107    4,171   107,560          SOLE               107,560     0         0
FURNITURE BRANDS INTL INC         COM            360921100    3,943   134,432          SOLE               134,432     0         0
HAYES LEMMERZ INTL INC.           COM NEW        420781304    5,762   318,153          SOLE               318,153     0         0
HOLLYWOOD ENTMT CORP              COM            436141105    3,703   269,328          SOLE               269,328     0         0
HOMESTORE INC                     COM            437852106    2,037   430,576          SOLE               430,576     0         0
INTERCEPT INC                     COM            45845L107    2,798   248,450          SOLE               248,450     0         0
INVESTORS FINL SERVICES CORP      COM            461915100    3,099    80,670          SOLE                80,670     0         0
IVANHOE ENERGY INC                COM            465790103    1,810   483,930          SOLE               483,930     0         0
PENNEY J C INC                    COM            708160106    1,413    53,770          SOLE                53,770     0         0
KVH INDS INC                      COM            482738101    2,335    84,700          SOLE                84,700     0         0
MAGNA ENTMT CORP                  CL A           559211107    1,562   309,235          SOLE               309,235     0         0
MEMBERWORKS INC                   COM            586002107    1,096    40,335          SOLE                40,335     0         0
MI DEVS INC                       CL A SUB VTG   55304X104    3,754   134,447          SOLE               134,447     0         0
NORTEL NETWORK CORP NEW           COM            656568102    2,957   699,130          SOLE               699,130     0         0
PILGRIMS PRIDE CORP               COM            721467108    1,757   107,564          SOLE               107,564     0         0
DONNELLY  R R & SONS CO           COM            257867101    4,864   161,340          SOLE               161,340     0         0
RAYONIER INC                      COM            754907103    2,992    72,082          SOLE                72,082     0         0
RED HAT INC                       COM            756577102    7,571   403,350          SOLE               403,350     0         0
REDBACK NETWORKS INC              COM            757209101       62   268,900          SOLE               268,900     0         0
SPRINT CORP                       PCS COM SER 1  852061506      755   134,425          SOLE               134,425     0         0
TASER INTL INC                    COM            87651B104    4,429    53,770          SOLE                53,770     0         0
TENET HEALTHCARE CORP             COM            88033G100    1,726   107,540          SOLE               107,540     0         0
TLC VISION CORP                   COM            872549100    1,925   290,384          SOLE               290,384     0         0
VA SOFTWARE CORP                  COM            91819B105      420   107,540          SOLE               107,540     0         0
WCI CMNTYS INC                    COM            92923C104    4,987   241,970          SOLE               241,970     0         0
WEBMD CORPORATION                 COM            94769M105    2,417   268,880          SOLE               268,880     0         0
ANTHEM INC                        COM            03674B104    3,466    46,220          OTHER        3        0      46,220      0
ARAMARK CORP                      CL B           038521100    1,268    46,232          OTHER        3        0      46,232      0
BROCADE COMMUNICATIONS SYS I      COM            111621108      801   138,690          OTHER        3        0     138,690      0
CELESTICA INC                     SUB VTG SHS    15101Q108    2,090   138,660          OTHER        3        0     138,660      0
CENDANT CORP                      COM            151313103    2,059    92,440          OTHER        3        0      92,440      0
COMCAST CORP NEW                  CL A SPL       20030N200    2,893    92,450          OTHER        3        0      92,450      0
CONCURRENT COMPUTER CORP NEW      COM            206710204      606   138,696          OTHER        3        0     138,696      0
DIAGEO P L C                      SPON ADR NEW   25243Q205    2,443    46,220          OTHER        3        0      46,220      0
FIDELITY NATL FINL INC            COM            316326107    3,585    92,440          OTHER        3        0      92,440      0
FURNITURE BRANDS INTL INC         COM            360921100    3,990   115,568          OTHER        3        0     115,568      0
HAYES LEMMERZ INTL INC.           COM NEW        420781304    4,952   273,447          OTHER        3        0     273,447      0
HOLLYWOOD ENTMT CORP              COM            436141105    3,184   231,572          OTHER        3        0     231,572      0
HOMESTORE INC                     COM            437852106    1,751   370,124          OTHER        3        0     370,124      0
INTERCEPT INC                     COM            45845L107    2,404   213,538          OTHER        3        0     213,538      0
INVESTORS FINL SERVICES CORP      COM            461915100    2,662    69,330          OTHER        3        0      69,330      0
IVANHOE ENERGY INC                COM            465790103    1,556   416,070          OTHER        3        0     416,070      0
PENNEY J C INC                    COM            708160106    1,215    46,230          OTHER        3        0      46,230      0
KVH INDS INC                      COM            482738101    2,006    72,775          OTHER        3        0      72,775      0
MAGNA ENTMT CORP                  CL A           559211107    1,342   265,765          OTHER        3        0     265,765      0
MEMBERWORKS INC                   COM            586002107      942    34,665          OTHER        3        0      34,665      0
MI DEVS INC                       CL A SUB VTG   55304X104    3,226   115,553          OTHER        3        0     115,553      0
NORTEL NETWORK CORP NEW           COM            656568102    2,542   600,870          OTHER        3        0     600,870      0
PILGRIMS PRIDE CORP               COM            721467108    1,509    92,436          OTHER        3        0      92,436      0
DONNELLY  R R & SONS CO           COM            257867101    4,181   138,660          OTHER        3        0     138,660      0
RAYONIER INC                      COM            754907103    2,609    62,841          OTHER        3        0      62,841      0
RED HAT INC                       COM            756577102    6,507   346,650          OTHER        3        0     346,650      0
REDBACK NETWORKS INC              COM            757209101       53   231,100          OTHER        3        0     231,100      0
SPRINT CORP                       PCS COM SER 1  852061506      650   115,575          OTHER        3        0     115,575      0
TASER INTL INC                    COM            87651B104    3,808    46,230          OTHER        3        0      46,230      0
TENET HEALTHCARE CORP             COM            88033G100    1,484    92,460          OTHER        3        0      92,460      0
TLC VISION CORP                   COM            872549100    1,655   249,616          OTHER        3        0     249,616      0
VA SOFTWARE CORP                  COM            91819B105      362    92,460          OTHER        3        0      92,460      0
WCI CMNTYS INC                    COM            92923C104    4,287   208,030          OTHER        3        0     208,030      0
WEBMD CORPORATION                 COM            94769M105    2,078   231,120          OTHER        3        0     231,120      0

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NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.